WILLIAM BLAIR FUNDS

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2004,
                 AS SUPPLEMENTED JULY 9, 2004, NOVEMBER 5, 2004
                              AND DECEMBER 8, 2004


         The portfolio managers have changed for the Large Cap Growth Fund. The Large Cap Growth Fund is co-managed by John F. Jostrand and Norbert W. Truderung.

         The information above regarding portfolio managers supplements and supersedes the disclosure in the "Large Cap Growth Fund-Portfolio Management" section of the Prospectuses.





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606


    Please retain this supplement with your Prospectus for future reference.